Disposal of a subsidiary - Summary of gain on disposal of a subsidiary (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 01, 2025	Oct. 14, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Reclassification of cumulative translation reserve upon disposal of foreign operations			$ 74	$ 0	$ 0
ACT Genomics Holdings Company Limited
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received and receivable	$ 46,158	$ 46,000
Net assets disposed of	(43,019)
Non-controlling interests	(1,168)
Reclassification of cumulative translation reserve upon disposal of foreign operations	74
Gain on disposal (note 10)	$ 2,045